Organization (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 06, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024		Dec. 31, 2024	[2]
Organization [Line Items]
Net loss		$ (156,994)	$ (2,008)	$ (248,025)	$ (9,499)	[1]
(Loss) gain on fair market value of financial instruments		(142,426)	$ 135	(216,788)	365
Net cash used in operating activities				(21,087)	(9,487)	[1]
Cash and cash equivalents		$ 257,609		257,609			$ 16,761
Proceeds from exercise of warrants				$ 47,531		[1]
Subsequent Event [Member]
Organization [Line Items]
Proceeds from exercise of warrants	$ 163,300

[1]	Recast
[2]	Recast